SHARE OPTIONS AND WARRANTS (Details Narrative)			1 Months Ended	12 Months Ended
	Feb. 10, 2026 $ / shares	Mar. 28, 2025 $ / shares	Jan. 31, 2025 $ / shares	Mar. 31, 2026 USD ($) shares $ / shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of option were exercised | shares
Fair value charge of share option instruments deemed				$ 4,407,280	$ 1,260,839
Share based payment charge				1,605,259	734,989
Share based payment charge forfeiture				$ 3,070	$ 94,283
Weighted average contractual life of options outstanding				9 years 1 month 28 days	7 years 7 months 24 days
Share options granted | $ / shares	$ 2.09	$ 1.50	$ 1.60
Number of warrants granted or exercised | shares				0	0
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Share based payment charge				$ 0	$ 9,066
Warrant received | shares				563,986
Warrants exercisable price | $ / shares				$ 292.5
Fair value of warrants